GOING CONCERN	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
GOING CONCERN
GOING CONCERN

2. GOING CONCERN

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, meaning the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of July 31, 2016, the Company had cash and cash equivalents of $0.4 million and working capital deficit of $3.5 million. In August 2016, the Company raised net proceeds of approximately $2.9 million in a private offering of its common stock and sale of convertible promissory notes.

The Company has incurred recurring losses and negative cash flows from operations since inception and has funded its operating losses through the sale of common stock in public and private offerings and the issuance of convertible notes, Series A convertible redeemable preferred stock and warrants. The Company incurred a net loss available to common stockholders of $5.0 million and $3.7 million during the three months ended July 31, 2016 and 2015, respectively, and $9.5 million and $7.6 million during the six months ended July 31, 2016 and 2015, respectively, and had an accumulated deficit of $35.7 million as of July 31, 2016.

The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in its industry. To date, the Company has generated a de minimis amount of revenue from the sale of VI2OLET, its iodine dietary supplement. The Company continues its research and development efforts for its product candidates, which will require significant funding. If the Company is unable to obtain additional financing in the near-term, or if revenues fall short of expectations or research and development efforts require higher than anticipated capital, there may be a negative impact on the financial viability of the Company.

The Company plans to increase working capital by managing its cash flows and expenses and raising additional capital through either private or public equity or debt financing. The Company also continues to pursue additional channel distribution expansion for VI2OLET through partnerships with women’s health companies to provide broader access to consumers.

There can be no assurance that such financing will be available or on terms which are favorable to the Company. While management of the Company believes that it has a plan to fund ongoing operations, there is no assurance that its plan will be successfully implemented. Failure to generate sufficient cash flows from operations, raise additional capital through one or more financings, or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not contain any adjustments that might result from the resolution of any of the above uncertainties.

2. GOING CONCERN

        The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in the industry. The Company's ability to generate income in the short-run will depend greatly on the rate of adoption and ability to establish a sustainable market for VI2OLET. The Company continues its research and development efforts for its products, which will require significant funding. If revenues fall short of expectations or research and development efforts require higher than anticipated capital, then there may be a negative impact on the financial viability of the Company.

        The Company has incurred recurring losses and negative cash flows from operations since inception and has funded its operating losses through the sale of common stock in public and private offerings and the issuance of convertible notes, Series A convertible redeemable preferred stock and warrants. In June 2015, the Company raised net proceeds of $7.8 million in a public offering of its common stock. In December 2015, the Company raised net proceeds of $5.5 million in a private offering of its common stock and, in April 2016, raised net proceeds of approximately $3.6 million in a public offering of its common stock. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

        The Company plans to increase working capital by managing its cash flows and expenses, securing financing and increasing revenue. The Company continues to pursue additional channel distribution expansion for VI2OLET to provide even broader access to consumers. Risks include, but are not limited to, the uncertainty of availability of additional financing and the uncertainty of achieving future profitability. Management of the Company intends to raise additional funds through the issuance of equity securities. The Company has an effective shelf registration statement on file with the SEC to allow it to sell up to approximately $100 million of its securities from time to time prior to February 2019, subject to regulatory limitations. For example, pursuant to General Instruction I.B.6 of Form S-3, in no event will the Company sell securities pursuant to the shelf registration statement with a value of more than one-third of the aggregate market value of its common stock held by non-affiliates in any 12-month period, so long as the aggregate market value of its common stock held by non-affiliates is less than $75.0 million. There can be no assurance that such financing will be available or on terms which are favorable to the Company. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending could have a material adverse effect on the Company's ability to achieve its intended business objectives. These factors raise substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements do not contain any adjustments that might result from the resolution of any of the above uncertainties.

        As shown in the accompanying consolidated financial statements, the Company incurred a net loss available to common stockholders of $16.0 million during the year ended January 31, 2016, and had an accumulated deficit of $26.2 million as of January 31, 2016. As of January 31, 2016, the Company had working capital of approximately $1.6 million. While management of the Company believes that it has a plan to fund ongoing operations, there is no assurance that its plan will be successfully implemented.